GENERAL (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019 $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 ₪ / shares	Aug. 31, 2019 ₪ / shares	Jun. 30, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares
Issuance of shares | shares	500,000
Ordinary shares, par value | ₪ / shares					₪ 0.01		₪ 0.01	₪ 0.01
Proceeds from initial public offering | $		$ 69,784
Number of subsidiaries		8
United Kingdom [Member]
Percentage of interest in subsidiaries					51.00%
China [Member]
Percentage of interest in subsidiaries					51.00%
IPO [Member]
Issuance of shares | shares	5,000,000
Ordinary shares, par value | ₪ / shares						₪ 0.01
Price per share | $ / shares	$ 14